NET REVENUE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Revenues
Sales of services	$ 2,610,820
Payment processing fees	34,916
Kiosk sales	44,606
Other	1,554
Revenue	$ 2,691,896	$ 1,127,944	[1]
QPAGOS Corporation - Parent Company [Member]
Revenues
Sales of services		739,894
Payment processing fees		66,674
Kiosk sales		321,239
Other		137
Revenue		$ 1,127,944

[1]	As Restated